Significant Accounting Policies (Details 1)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield		0.00%	[1]	0.00%
Expected volatility	[1]
Risk-free interest	[1]
Expected life (in years)		4 years 4 months 15 days
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility		64.00%		53.70%
Risk-free interest		1.12%		0.50%
Expected life (in years)				3 years 6 months
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected volatility		69.00%		64.00%
Risk-free interest		1.63%		1.70%
Expected life (in years)				4 years 10 months 24 days

[1]	No grants were made in 2014.